Liquidity and Capital Resources (Details) - USD ($)				12 Months Ended
		Dec. 20, 2024	Dec. 22, 2023	Sep. 30, 2024	Sep. 30, 2023
Liquidity and Capital Resources [Line Items]
Net proceeds			$ 150,161	$ 150,161
Customer custodial funds				3,700
Working capital deficit				6,104,000
Incurred net loss	[1]			(8,518,520)	(17,428,428)
Negative cash used in operating activities				(3,818,443)	(1,232,382)
Common Stock [Member]
Liquidity and Capital Resources [Line Items]
Incurred net loss	[1]
Common Stock [Member] | Stock Purchase Warrants [Member]
Liquidity and Capital Resources [Line Items]
Cash from sale of shares		$ 10,000,000
Private Placement [Member]
Liquidity and Capital Resources [Line Items]
Cash from sale of shares		$ 10,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.